Income Taxes (Details) $ in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 CAD ($)
Income Taxes [Line Items]
Deferred tax assets	$ 4,231		$ 3,059
Foreign tax credits	10,100
Taxes payable recognized	$ 1,300
Foreign tax credit expire date	The credits are due to expire between 2030 and 2034.	The credits are due to expire between 2030 and 2034.
Loss carry forwards expire	expire starting in 2038	expire starting in 2038
Unused interest	$ 32,000
Taxable income generated percentage	30.00%	30.00%
Annual allowance (in Pounds) | £		£ 5
Unused interest deductions carried forward	$ 380,200
Deferred tax liabilities	91,991		175,544
Deferred Tax Assets [Member]
Income Taxes [Line Items]
Deferred tax assets	15,800
Deferred Tax Liabilities [Member]
Income Taxes [Line Items]
Deferred tax liabilities	252,600
United States [Member]
Income Taxes [Line Items]
Foreign tax credits	150,400
Tax losses	$ 7,500
Taxable income generated percentage	80.00%	80.00%
Unrestricted taxable income not subject to limitation	50.00%	50.00%
United States [Member] | Deferred Tax Assets [Member]
Income Taxes [Line Items]
Deferred tax assets	$ 4,200
Brazil [Member]
Income Taxes [Line Items]
Tax losses	1,300
Brazil [Member] | Deferred Tax Assets [Member]
Income Taxes [Line Items]
Deferred tax assets	500		$ 3,100
United Kingdom [Member]
Income Taxes [Line Items]
Foreign tax credits	11,600
Tax losses	$ 125,800
Taxable income generated percentage	50.00%	50.00%
United Kingdom [Member] | Tax Losses [Member]
Income Taxes [Line Items]
Deferred tax assets	$ 5,800
Canada [Member]
Income Taxes [Line Items]
Deferred tax assets	120,800
Tax losses	193,600
Capital loss	7,400
Canada [Member] | Deferred Tax Assets [Member]
Income Taxes [Line Items]
Deferred tax assets	$ 5,700